Acquisition of OAPLT (Tables)	12 Months Ended
Jun. 30, 2025
Acquisition of OAPLT [Abstract]
Schedule of Allocation of Purchase Price	The allocation of purchase price is as follows:
Purchase price	$132,988
Purchase price allocation at fair value:
Cash	2,055
Accounts payable and accrued liabilities	(11,446)
Other current liabilities	(6,990)
Goodwill	149,369
Total purchase price	$132,988